Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of loss per share

	Six months ended 30 June 2022 unaudited £’000		Six months ended 30 June 2021 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,061)		(3,154)
Denominator
Weighted average number of ordinary shares used in basic and diluted EPS:	98,476,551		63,296,377
Basic and diluted loss per share:	(3	)p	(5	)p